CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	$ 2,097.4	$ 2,044.3	$ 1,254.6
Purchase of non-controlling interest			(372.8)
Common units issued to Seadrill and public (net of transaction costs)			937.8
Contribution from non-controlling interest			570.3
Net income	545.7	488.4	314.6
Cash Distributions	(107.3)	(435.3)	(660.2)
Consolidated balance, end of period	2,535.8	2,097.4	2,044.3
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	945.5	913.3	280.2
Purchase of non-controlling interest			(279.6)
Common units issued to Seadrill and public (net of transaction costs)			937.8
Net income	230.4	203.0	102.2
Cash Distributions	(52.7)	(170.8)	(127.3)
Consolidated balance, end of period	1,123.2	945.5	913.3
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	18.8	11.7	18.8
Net income	50.6	44.7	26.8
Cash Distributions	0.0	(37.6)	(33.9)
Consolidated balance, end of period	69.4	18.8	11.7
Seadrill Member
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	0.0	3.2	0.0
Net income	0.0	9.5	9.2
Cash Distributions	0.0	(12.7)	(6.0)
Consolidated balance, end of period	0.0	0.0	3.2
Total Before Non- Controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	964.3	928.2	299.0
Purchase of non-controlling interest			(279.6)
Common units issued to Seadrill and public (net of transaction costs)			937.8
Net income	281.0	257.2	138.2
Cash Distributions	(52.7)	(221.1)	(167.2)
Consolidated balance, end of period	1,192.6	964.3	928.2
Non- controlling Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,133.1	1,116.1	955.6
Purchase of non-controlling interest			(93.2)
Contribution from non-controlling interest			570.3
Net income	264.7	231.2	176.4
Cash Distributions	(54.6)	(214.2)	(493.0)
Consolidated balance, end of period	$ 1,343.2	$ 1,133.1	$ 1,116.1